Delinquent employee deferral transmittals - Additional Information (Details) - EBP 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Delinquent Participant Contribution [Line Items]
EBP, Schedule of Delinquent Participant Contribution, Not Corrected	$ 3,803	$ 0
EBP, Schedule of Delinquent Participant Contribution, Corrected Outside VFCP	$ 0	$ 1,783